UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/29/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (100.9%)(a)

	Rating(RAT)	Principal amount	Value

Arizona (93.4%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$452,025
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. B, 5s, 1/1/22	Aa1	1,500,000	1,519,110
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	672,959
AZ Hlth. Fac. Auth. FRN
(Banner Hlth.), Ser. D, FGIC, 7.59s, 1/1/35	AA-	1,075,000	1,075,000
(Catholic Hlth. Care West), Ser. D, AMBAC, 7.11s,
7/1/35	Aaa	600,000	600,000
AZ Hlth. Fac. Auth. Rev. Bonds
(Bethesda Foundation), Ser. A, 6.4s, 8/15/27	BB-/P	400,000	384,524
(Banner Hlth.), Ser. A, 5s, 1/1/25	AA-	1,000,000	922,320
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 7s, 12/1/25 (Prerefunded)	BBB	1,000,000	1,121,950
AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s,
7/1/22	AAA	1,000,000	1,010,730
AZ State U. COP (Research Infrastructure), AMBAC, 5s,
9/1/30	Aaa	1,000,000	954,530
AZ State U. Rev. Bonds, FGIC, 5 7/8s, 7/1/25
(Prerefunded)	AA	500,000	526,700
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, MBIA
5s, 7/1/31	Aaa	1,500,000	1,428,480
5s, 7/1/25	Aaa	825,000	802,577
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	154,405
Chandler, G.O. Bonds, FGIC, 8s, 7/1/10 (SEG)	A	1,450,000	1,608,253
Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11	Aaa	1,100,000	1,261,337
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14	AA	2,150,000	2,638,179
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	465,000	457,988
Gila Cnty., Unified School Dist. G.O. Bonds (No. 10
Payson 2006 School Impt.), Ser. A, AMBAC,
stepped-coupon 1s (5 1/4s, 7/1/09), 7/1/27 (STP)	Aaa	1,000,000	902,140
Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), Ser. A, 5 7/8s, 5/15/31 (Prerefunded)	AAA	1,500,000	1,642,545
(John C. Lincoln Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	490,945
(Midwestern U.), 5s, 5/15/26	A-	1,200,000	1,090,500
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	1,615,000	1,497,622
Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev.
Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 7/1/40	Aaa	1,000,000	1,048,950
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/4s, 7/1/32	A2	1,000,000	917,920
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, MBIA, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	Aaa	3,500,000	4,154,882
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. New Mexico), Ser. A, 6.3s, 12/1/26	Baa2	1,750,000	1,751,908
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B,
MBIA, 7s, 7/1/12	Aaa	2,000,000	2,284,420
(No. 006 WA Elementary 2004 School Impt.), Ser. A,
FSA, U.S. Govt. Coll., 5s, 7/1/17 (Prerefunded)	Aaa	320,000	340,934
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s,
7/1/09 (Prerefunded)	A1	20,000	20,648
Maricopa Cnty., Unified School Dist. G.O. Bonds (No.
89 Dysart School Impt. 2006), Ser. B, AMBAC, 5s, 7/1/19	Aaa	1,000,000	1,022,370
Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth.
Syst.), Ser. A, MBIA, 5 3/4s, 1/1/25 (Prerefunded)	Aaa	1,500,000	1,591,440
Mesa, Util. Syst. Rev. Bonds, FGIC
7 1/4s, 7/1/12	Aaa	365,000	415,042
7 1/4s, 7/1/12 (Prerefunded)	Aaa	635,000	733,565
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	Aaa	2,000,000	2,046,240
Northern AZ U. Rev. Bonds, FGIC, 6 1/2s, 6/1/09	A+	1,725,000	1,798,209
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	995,000	1,046,014

Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AAA	1,500,000	1,562,055
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
(Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19	Aa3	1,000,000	1,027,580
Ser. A, FSA, 5 1/4s, 7/1/14	Aaa	1,970,000	1,998,585
Ser. A, FSA, 5 1/4s, 7/1/13	Aaa	1,620,000	1,644,511
Ser. A, FSA, 5 1/4s, 7/1/11	Aaa	2,010,000	2,042,783
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC
zero %, 7/1/43	AA	1,000,000	721,680
zero %, 7/1/32	AA	1,000,000	732,960
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds, Ser.
A, MBIA, 4 3/4s, 7/1/26	Aaa	1,415,000	1,285,612
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, MBIA, 5s, 7/1/28	Aaa	1,000,000	971,350
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, MBIA, FHA Insd., 6.9s, 1/1/23	Aaa	1,020,000	1,010,086
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev.
Bonds (Capitol Mall, LLC II), AMBAC, 5s, 9/15/28	Aaa	1,000,000	920,100
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	110,015
Pinal Cnty., COP, 5s, 12/1/26	A	1,000,000	895,680
Queen Creek, Special Assmt. Bonds (Impt. Dist. No. 001)
5s, 1/1/26	Baa2	200,000	181,322
5s, 1/1/17	Baa2	500,000	490,190
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/32	Aa3	2,000,000	1,646,400
Scottsdale, G.O. Bonds (Projects 1999 & 2000), 5s,
7/1/24	Aaa	510,000	512,596
Scottsdale, Indl. Dev. Auth. Hosp. FRB (Scottsdale
Hlth. Care), Ser. F, FSA, 10 1/2s, 9/1/45	Aaa	1,500,000	1,500,000
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care)
5.8s, 12/1/31 (Prerefunded)	A3	500,000	547,655
5.7s, 12/1/21 (Prerefunded)	A3	1,000,000	1,091,820
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	959,933
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), MBIA
5 5/8s, 9/1/28	Aaa	1,250,000	1,349,975
5 5/8s, 9/1/23	Aaa	640,000	660,851
Tempe, Special Assmt. Bonds (Pier Town Lake Impt.
Dist.), 5s, 1/1/25	Aa3	1,000,000	945,560
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	Aaa	2,215,000	2,138,095
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	200,000	197,602
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AAA	1,225,000	1,235,400
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	1,000,000	1,011,500
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Christian Care), Ser. A, 6s, 7/1/30 (Prerefunded)	AA	1,000,000	1,076,560
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	Baa1	1,100,000	937,926
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	972,020
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	398,515
			75,164,278

Guam (0.9%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	250,000	235,885
5 1/4s, 6/1/32	BBB+/F	500,000	472,470
			708,355

Puerto Rico (5.3%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, MBIA, 5 1/2s, 7/1/15	Aaa	400,000	427,264
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Cmnwlth. of PR Gtd.
Ser. N, 5 1/2s, 7/1/19	Baa3	2,000,000	2,063,100
Ser. I, 5 1/4s, 7/1/29	Baa3	225,000	215,791
Ser. I, 5 1/4s, 7/1/29 (Prerefunded)	Baa3	275,000	296,728
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,040,070
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, FGIC, zero %, 8/1/41	A1	1,500,000	198,930
			4,241,883

Virgin Islands (1.3%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	400,000	339,492
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	745,603
			1,085,095

TOTAL INVESTMENTS

Total investments (cost $81,753,768) (b)			$81,199,611

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	14	$1,641,938	Jun-08	$35,271

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)
			Payments	Payments
Swap counterparty /		Termination	made by	received by	Unrealized
Notional amount		date	fund per annum	fund per annum	depreciation

Goldman Sachs International
USD-SIFMA Municipal Swap
$550,000	(E)	5/15/28	Index	3.664%	$(13,943)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Citibank, N.A.
$400,000	(F)	5/14/08	-	4.121% minus	$(54,625)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

400,000	(F)	5/15/08	-	4.121% minus	(54,625)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

400,000	(F)	5/19/08	-	4.121% minus	(54,625)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

Lehman Brothers Special Financing, Inc.
1,500,000	(F)	4/15/08	-	4.09% minus	(224,221)
				Municipal Market
				Data Index AAA
				municipal yields
				10 Year rate

Total					$(388,096)

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $80,500,622.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 29, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 29, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $81,753,768, resulting in gross unrealized appreciation and depreciation of $2,319,535 and $2,873,692, respectively, or net unrealized depreciation of $554,157.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

At February 29, 2008, liquid assets totaling $2,030,033 have been designated as collateral for open swap contracts and futures contracts.

The rates shown on FRB and FRN are the current interest rates at February 29, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

Health care	21.4%
Local government	19.6
Utilities	13.7
Education	10.1

The fund had the following insurance concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

MBIA	21.4%
FGIC	14.3
AMBAC	12.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008